Financial Instruments - Fair Value Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Marketable securities
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,603	$ 1,574
Marketable securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	1,603	1,574
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets	35	32
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets	8	5
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets	2	2
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 25	$ 25	$ 21	$ 13